Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	BNY Mellon Investment Grade Funds, Inc.
Entity Central Index Key	0000889169
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 27, 2020
Document Effective Date	Dec. 01, 2020
Prospectus Date	Dec. 01, 2020
BNY Mellon Inflation Adjusted Securities Fund | Class Y
Prospectus:
Trading Symbol	DAIYX
BNY Mellon Inflation Adjusted Securities Fund | Class I
Prospectus:
Trading Symbol	DIASX
BNY Mellon Inflation Adjusted Securities Fund | Investor Shares
Prospectus:
Trading Symbol	DIAVX
Class D Prospectus | BNY Mellon Short Term Income Fund | Class D
Prospectus:
Trading Symbol	DSTIX
Class P Prospectus | BNY Mellon Short Term Income Fund | Class P
Prospectus:
Trading Symbol	DSHPX